Property Plant and Equipment - Summary of Depreciation Charged to Consolidated Income Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	¥ 90	¥ 99	¥ 101
Cost of Revenues [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	46	66	74
Selling and Marketing Expenses [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged			1
General and Administrative Expenses [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	¥ 44	¥ 33	¥ 26